Net Loss Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Net Loss Per Share
Net Loss Per Share

The following is a summary of the basic and diluted net loss per share computation for the years ended December 31, 2012 and 2011 and the period from October 15, 2010 (date of inception) through December 31, 2010 (in thousands, except share and per share data):

	Years Ended December 31,		Period from October 15, 2010 (Date of Inception) to December 31, 2010
	2012	2011
Net loss attributable to stockholders	$(32,121)	$(2,124)	$—
Weighted-average common shares outstanding	98,277,041	1,763,190	20,000
Net loss per share attributable to stockholders, basic and diluted	$(0.33)	$(1.20)	NM

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NM — not meaningful

The Company had the following common share equivalents as of December 31, 2012, 2011 and 2010, which were excluded from diluted net loss per share computations as their effect would have been antidilutive:

	December 31,
	2012	2011	2010
Unvested restricted stock	17,400	6,000	—
OP units	773,656	—	—
Class B units	145,022	—	—
Total common share equivalents	936,078	6,000	—